Shareholder Report, Average Annual Return (Details) 199122_Abacus FCF Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	118 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Abacus FCF Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Leaders ETF NAV
Average Annual Return, Percent	17.37%	11.00%	14.54%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	19.60%	11.82%	14.81%